Other liabilities	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Other liabilities

Note 11	Other liabilities

$ millions, as at October 31	2024	2023
Accrued interest payable	$4,982	$4,530
Defined benefit liability (Note 1 7 )	460	462
Gold and silver certificates	158	119
Brokers’ client accounts	5,951	5,907
Derivative collateral payable	4,459	3,381
Negotiable instruments	1,079	1,228
Accrued employee compensation and benefits	3,899	2,580
Accounts payable and accrued expenses	3,202	2,804
Other (1)(2)	5,965	5,642
	$30,155	$26,653

(1)
Includes the carrying value of our lease liabilities, which was $2,028 million as at October 31, 2024 (2023: $
2,018
million). The undiscounted cash flows related to the contractual maturity of our lease liabilities is $
346
million for the period less than 1 year,
$1,066
million between years 1-5, and $
1,058
million thereafter until expiry of the leases. During the year ended October 31, 2024, interest expense on lease liabilities was $
72
million (2023: $
67
million).

(2)	Certain prior year information has been restated to reflect the adoption of IFRS 17. See Note 1 to the consolidated financial statements for additional details.